Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Common Class A [Member]
Common shares, shares authorized	214,000,000	214,000,000
Common shares, par value	$ 0.01	$ 0.01
Common shares, shares issued	35,990,288	36,464,109
Common shares, shares oustanding	35,990,288	36,464,109
Series B Preferred Stock [Member]
Common shares, shares authorized	104,000	104,000
Common shares, par value	$ 0.01	$ 0.01
Preferred shares, shares issued	43,592	43,592
Preferred shares, shares oustanding	43,592	43,592